Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

March 31, 2013

Dates Covered
Collections Period	03/01/13 - 03/31/13
Interest Accrual Period	03/15/13 - 04/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/13	401,767,877.05	25,696
Yield Supplement Overcollateralization Amount at 02/28/13	9,958,096.38	0

Receivables Balance at 02/28/13	411,725,973.43	25,696
Principal Payments	17,472,272.31	924
Defaulted Receivables	663,424.09	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/13	9,323,957.83	0

Pool Balance at 03/31/13	384,266,319.20	24,735

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	5,411,515.35	430
Past Due 61-90 days	1,013,035.51	66
Past Due 91 + days	269,026.46	17

Total	6,693,577.32	513

Total 31+ Delinquent as % Ending Pool Balance	1.74%

Recoveries	557,702.64

Aggregate Net Losses/(Gains) - March 2013	105,721.45

Overcollateralization Target Amount	20,173,981.76
Actual Overcollateralization	20,173,981.76

Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	5.55%
Weighted Average Remaining Term	45.39

Flow of Funds	$ Amount
Collections	19,298,296.52
Advances	(2,177.46)
Investment Earnings on Cash Accounts	2,473.07
Servicing Fee	(343,104.98)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	18,955,487.15

Distributions of Available Funds
(1) Class A Interest	308,178.69
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	16,582,726.06
(7) Distribution to Certificateholders	2,032,913.95
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,955,487.15

Servicing Fee	343,104.98
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 03/15/13	380,675,063.50
Principal Paid	16,582,726.06
Note Balance @ 04/15/13	364,092,337.44

Class A-1
Note Balance @ 03/15/13	0.00
Principal Paid	0.00
Note Balance @ 04/15/13	0.00
Note Factor @ 04/15/13	0.0000000%

Class A-2
Note Balance @ 03/15/13	30,951,063.50
Principal Paid	16,582,726.06
Note Balance @ 04/15/13	14,368,337.44
Note Factor @ 04/15/13	7.2935723%

Class A-3
Note Balance @ 03/15/13	243,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/13	243,000,000.00
Note Factor @ 04/15/13	100.0000000%

Class A-4
Note Balance @ 03/15/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 04/15/13	87,531,000.00
Note Factor @ 04/15/13	100.0000000%

Class B
Note Balance @ 03/15/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 04/15/13	19,193,000.00
Note Factor @ 04/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	339,847.14
Total Principal Paid	16,582,726.06

Total Paid	16,922,573.20

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	16,765.16
Principal Paid	16,582,726.06

Total Paid to A-2 Holders	16,599,491.22

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4822415
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.5308093

Total Distribution Amount	24.0130508

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0851023
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	84.1762744

Total A-2 Distribution Amount	84.2613767

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/28/13	60,872.97
Balance as of 03/31/13	58,695.51
Change	(2,177.46)

Reserve Account
Balance as of 03/15/13	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	—
Balance as of 04/15/13	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07